Document and Entity Information	Jan. 28, 2020
Cover [Abstract]
Entity Registrant Name	FIRST FINANCIAL BANKSHARES INC
Amendment Flag	false
Entity Central Index Key	0000036029
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 28, 2020
Entity Incorporation State Country Code	TX
Entity File Number	0-7674
Entity Tax Identification Number	75-0944023
Entity Address, Address Line One	400 Pine Street
Entity Address, City or Town	Abilene
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79601
City Area Code	(325)
Local Phone Number	627-7155
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FFIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false